Shareholders' Equity (Details) $ / shares in Units, $ in Thousands						1 Months Ended		12 Months Ended
	Apr. 14, 2016	Apr. 08, 2016	Jan. 15, 2016	Sep. 18, 2015 Number $ / shares	Jan. 13, 2013 Number	Aug. 30, 2016 Number $ / shares	Jun. 15, 2014 Number	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Dec. 22, 2016 shares	Sep. 09, 2015	Jul. 13, 2015 $ / shares	Jan. 13, 2015 $ / shares
Shareholders' Equity (Textual)
Minimum bid price per share | $ / shares						$ 0.01							$ 1	$ 1
Closing bid price per share | $ / shares				$ 1		0.01
Common stock per share | $ / shares				$ 1		$ 0.01		$ 0.001	$ 0.001				$ 1	$ 1
Ownership percentage								50.00%				20.00%
Conversion description		(i) one or multiple purchase agreements for the sale of common stock or securities convertible into common stock up to $2 million for working capital at a discount to the market price of up to 50%, to be entered into within 180 days of the Special Meeting, (ii) one or multiple debt settlement agreements for the sale of common stock or securities convertible into common stock of up to $6 million for the settlement of trade or bank debt at a discount to the market price of up to 50%, to be entered into within 180 days of the Special Meeting, and (iii) a purchase agreement for the sale of common stock or securities convertible into common stock up to $15 million for asset acquisitions at a discount to the market price of up to 65%, to be entered into within 180 days of the Special Meeting.
Discount of market price		50.00%
Reverse stock split	200-to-1 reverse stock split		60-to-1 reverse stock split					1-for-10,000
Common stock, shares authorized								10,000,000,000	10,000,000,000
Conversion of convertible promissory note, Shares								76,664
Common stock issued for convertible notes, value | $								$ 2,971	$ 9,282	$ 128
Consecutive business days | Number				30	10	30	30
Minimum [Member]
Shareholders' Equity (Textual)
Reverse stock split		1-for-2						1-for-2
Common stock, shares authorized								750,000,000			750,000,000
Maximum [Member]
Shareholders' Equity (Textual)
Reverse stock split		1-for-200 (the “Reverse Stock Split”)						1-for-10,000 (the “Reverse Stock Split”)
Common stock, shares authorized								10,000,000,000			10,000,000,000
Series D Preferred Stock [Member]
Shareholders' Equity (Textual)
Preferred Stock, shares outstanding								8,160	8,160
Warrants [Member]
Shareholders' Equity (Textual)
Conversion of convertible promissory note, Shares								23,020